Loss before taxation (Tables)	12 Months Ended
Dec. 31, 2020
Schedule Of Detailed Information About Loss Before Taxation [Abstract]
Summary of Loss before tax is stated after charging
Loss before tax is stated after charging:

	Year ended December 31,
	2020 £’000s	2019 £’000s	2018 £’000s
Fees payable to the Company’s Auditor for the audit of Group accounts	449	514	323
Fees payable to the Company’s Auditor for other services:
Audit of subsidiary accounts	49	45	30
Audit-related assurance services	318	311	171
Accounting advisory services	–	–	10
Legal and professional fees, including patent costs	4,619	2,413	936
Gain on modification of lease	(957)	–	–
Income from sub-lease	(646)	(855)	–
Operating lease expense (IAS 17)	–	–	293
Depreciation of right-of-use assets (IFRS 16)	1,531	1,505	–
Depreciation (excluding right-of-use assets)	68	52	40